Dividends (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of Interim Dividends

Interim dividends

	$ per share			$ million
	2025	2024	2023	2025	2024	2023
Cash:
March	0.358	0.344	0.2875	2,179	2,210	2,030
June	0.358	0.344	0.2875	2,123	2,177	1,984
September	0.358	0.344	0.3310	2,103	2,169	2,179
December	0.358	0.344	0.3310	2,067	2,112	2,196
Total	1.432	1.376	1.237	8,472	8,668	8,389